Quarterly Holdings Report
for
Fidelity® Balanced K6 Fund
November 30, 2023
BAL-K6-NPRT1-0124
1.9893900.104
Common Stocks - 61.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	317,494	5,260,876
Cellnex Telecom SA (a)	16,121	615,476
Liberty Global Ltd. Class C (b)	21,823	367,499
		6,243,851
Entertainment - 1.0%
Netflix, Inc. (c)	15,410	7,303,878
Roku, Inc. Class A (c)	8,855	922,691
Sea Ltd. ADR (c)	39,530	1,431,777
Spotify Technology SA (c)	2,760	510,904
Take-Two Interactive Software, Inc. (c)	3,294	521,111
The Walt Disney Co.	54,484	5,050,122
TKO Group Holdings, Inc.	10,293	795,958
		16,536,441
Interactive Media & Services - 3.6%
Alphabet, Inc.:
Class A (c)	181,442	24,046,508
Class C (c)	63,715	8,532,713
Epic Games, Inc. (c)(d)(e)	182	107,555
Match Group, Inc. (c)	7,532	243,886
Meta Platforms, Inc. Class A (c)	76,457	25,012,908
Pinterest, Inc. Class A (c)	21,383	728,519
Snap, Inc. Class A (c)	133,656	1,848,462
		60,520,551
Media - 0.3%
Altice U.S.A., Inc. Class A (c)	33,352	76,710
Charter Communications, Inc. Class A (c)	3,404	1,362,043
Comcast Corp. Class A	37,558	1,573,305
Liberty Broadband Corp.:
Class A (c)	28,170	2,336,420
Class C (c)	10,501	872,843
		6,221,321
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	11,210	1,686,545
TOTAL COMMUNICATION SERVICES		91,208,709
CONSUMER DISCRETIONARY - 6.5%
Automobile Components - 0.1%
Adient PLC (c)	26,155	842,191
Aptiv PLC (c)	8,631	714,992
		1,557,183
Automobiles - 1.0%
Ferrari NV	2,722	977,089
Tesla, Inc. (c)	62,271	14,950,022
		15,927,111
Broadline Retail - 2.7%
Amazon.com, Inc. (c)	299,905	43,813,121
eBay, Inc.	40,191	1,648,233
		45,461,354
Hotels, Restaurants & Leisure - 1.1%
Booking Holdings, Inc. (c)	1,209	3,778,971
Caesars Entertainment, Inc. (c)	25,055	1,120,460
Churchill Downs, Inc.	15,549	1,800,108
Domino's Pizza, Inc.	3,589	1,410,082
Flutter Entertainment PLC (c)	500	78,083
Marriott International, Inc. Class A	16,290	3,301,983
McDonald's Corp.	11,352	3,199,448
Penn Entertainment, Inc. (c)	10,103	248,130
Red Rock Resorts, Inc.	7,355	327,518
Sweetgreen, Inc. Class A (c)	2,709	25,492
Yum! Brands, Inc.	24,576	3,085,517
		18,375,792
Household Durables - 0.0%
D.R. Horton, Inc.	800	102,136
Mohawk Industries, Inc. (c)	7,124	629,120
		731,256
Specialty Retail - 1.2%
Burlington Stores, Inc. (c)	3,709	629,009
Cazoo Group Ltd. (c)(d)	285	132
Foot Locker, Inc.	9,224	248,402
Lowe's Companies, Inc.	28,562	5,678,982
The Home Depot, Inc.	14,276	4,475,383
TJX Companies, Inc.	83,611	7,366,965
Valvoline, Inc.	28,924	990,358
		19,389,231
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	38,265	4,219,482
PVH Corp.	15,027	1,469,340
Tapestry, Inc.	38,944	1,233,356
		6,922,178
TOTAL CONSUMER DISCRETIONARY		108,364,105
CONSUMER STAPLES - 4.0%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (c)	2,133	756,703
Brown-Forman Corp. Class B (non-vtg.) (b)	13,314	782,064
Celsius Holdings, Inc. (c)	5,052	250,125
Constellation Brands, Inc. Class A (sub. vtg.)	10,304	2,478,009
Diageo PLC	16,106	563,732
Duckhorn Portfolio, Inc. (c)	1,495	15,354
Keurig Dr. Pepper, Inc.	47,190	1,489,788
Monster Beverage Corp.	49,254	2,716,358
PepsiCo, Inc.	26,608	4,477,860
The Coca-Cola Co.	122,673	7,169,010
The Vita Coco Co., Inc. (c)	23,516	659,859
		21,358,862
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	14,980	854,454
BJ's Wholesale Club Holdings, Inc. (c)	3,216	207,689
Costco Wholesale Corp.	13,527	8,017,994
Dollar General Corp.	4,550	596,596
Dollar Tree, Inc. (c)	8,088	999,596
Maplebear, Inc. (b)	611	14,780
Sprouts Farmers Market LLC (c)	2,906	125,190
Target Corp.	12,376	1,656,033
U.S. Foods Holding Corp. (c)	26,161	1,146,637
Walmart, Inc.	41,038	6,389,206
		20,008,175
Food Products - 0.4%
Freshpet, Inc. (b)(c)	7,980	566,181
Lamb Weston Holdings, Inc.	8,790	879,264
McCormick & Co., Inc. (non-vtg.)	14,644	949,371
Mondelez International, Inc.	45,545	3,236,428
The Hershey Co.	6,683	1,255,869
		6,887,113
Household Products - 0.7%
Energizer Holdings, Inc.	8,338	257,144
Procter & Gamble Co.	77,135	11,841,765
		12,098,909
Personal Care Products - 0.3%
elf Beauty, Inc. (c)	6,536	771,836
Estee Lauder Companies, Inc. Class A	12,699	1,621,535
Kenvue, Inc.	89,375	1,826,825
		4,220,196
Tobacco - 0.1%
Altria Group, Inc.	53,836	2,263,265
TOTAL CONSUMER STAPLES		66,836,520
ENERGY - 2.6%
Energy Equipment & Services - 0.2%
Expro Group Holdings NV (c)	51,241	796,798
Schlumberger Ltd.	30,960	1,611,158
Weatherford International PLC (c)	15,058	1,365,610
		3,773,566
Oil, Gas & Consumable Fuels - 2.4%
Africa Oil Corp.	525,089	979,016
Athabasca Oil Corp. (c)	355,706	1,017,089
Canadian Natural Resources Ltd.	13,968	933,062
Eco Atlantic Oil & Gas Ltd. (c)	140,039	17,544
Exxon Mobil Corp.	183,576	18,860,598
Hess Corp.	16,106	2,263,859
Imperial Oil Ltd.	61,503	3,465,054
Kosmos Energy Ltd. (c)	151,269	1,027,117
MEG Energy Corp. (c)	148,158	2,801,676
Phillips 66 Co.	24,509	3,158,965
Shell PLC ADR	38,623	2,541,393
Valero Energy Corp.	18,696	2,343,731
		39,409,104
TOTAL ENERGY		43,182,670
FINANCIALS - 8.3%
Banks - 2.7%
AIB Group PLC	127,742	591,507
Bank of America Corp.	142,091	4,332,355
Citigroup, Inc.	36,169	1,667,391
DNB Bank ASA	42,312	805,965
Eurobank Ergasias Services and Holdings SA (c)	691,761	1,273,292
HDFC Bank Ltd.	33,305	624,463
JPMorgan Chase & Co.	114,593	17,885,675
KBC Group NV	3,976	227,646
KeyCorp	178,131	2,207,043
M&T Bank Corp.	8,505	1,090,086
Pathward Financial, Inc.	7,909	392,207
Piraeus Financial Holdings SA (c)	202,121	717,228
PNC Financial Services Group, Inc.	31,125	4,169,505
Starling Bank Ltd. Series D (c)(d)(e)	182,820	694,711
Truist Financial Corp.	63,396	2,037,547
Wells Fargo & Co.	154,483	6,888,397
		45,605,018
Capital Markets - 1.6%
Bank of New York Mellon Corp.	47,531	2,296,698
BlackRock, Inc. Class A	4,801	3,606,655
Brookfield Corp. Class A (b)	22,096	779,326
Cboe Global Markets, Inc.	7,164	1,305,209
CME Group, Inc.	13,681	2,987,383
Interactive Brokers Group, Inc.	14,139	1,100,580
London Stock Exchange Group PLC	6,340	714,730
MarketAxess Holdings, Inc.	5,946	1,427,754
Moody's Corp.	7,556	2,757,638
Morgan Stanley	52,836	4,192,008
Northern Trust Corp.	22,450	1,779,163
State Street Corp.	5,361	390,388
StepStone Group, Inc. Class A	22,097	566,125
UBS Group AG	84,067	2,374,893
Virtu Financial, Inc. Class A	23,588	424,112
		26,702,662
Consumer Finance - 0.1%
OneMain Holdings, Inc.	19,342	818,167
Shriram Transport Finance Co. Ltd.	26,936	648,405
		1,466,572
Financial Services - 2.3%
Apollo Global Management, Inc.	44,520	4,095,840
Berkshire Hathaway, Inc.:
Class A (c)	3	1,637,700
Class B (c)	3,325	1,197,000
Block, Inc. Class A (c)	63,457	4,025,078
Dlocal Ltd. (c)	48,399	834,883
Fiserv, Inc. (c)	26,219	3,424,464
FleetCor Technologies, Inc. (c)	3,978	956,709
Global Payments, Inc.	18,524	2,156,935
One97 Communications Ltd. (c)	129,145	1,356,531
Shift4 Payments, Inc. (b)(c)	15,042	990,064
UWM Holdings Corp. Class A (b)	89,518	487,873
Visa, Inc. Class A	62,227	15,972,426
Voya Financial, Inc.	5,511	394,092
Worldline SA (a)(c)	36,738	570,970
		38,100,565
Insurance - 1.6%
Arthur J. Gallagher & Co.	16,553	4,121,697
Chubb Ltd.	18,002	4,130,199
Direct Line Insurance Group PLC (c)	387,832	922,931
Everest Re Group Ltd.	5,420	2,225,181
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,592	1,463,321
Globe Life, Inc.	8,584	1,056,948
Hartford Financial Services Group, Inc.	27,867	2,178,085
Marsh & McLennan Companies, Inc.	19,428	3,874,332
Progressive Corp.	21,152	3,469,563
Prudential PLC	35,418	387,381
The Travelers Companies, Inc.	10,097	1,823,720
Unum Group	37,578	1,615,854
		27,269,212
TOTAL FINANCIALS		139,144,029
HEALTH CARE - 7.8%
Biotechnology - 1.3%
Exact Sciences Corp. (c)	15,707	1,005,248
Gilead Sciences, Inc.	107,364	8,224,082
Legend Biotech Corp. ADR (c)	4,800	291,936
Regeneron Pharmaceuticals, Inc. (c)	7,040	5,799,622
Vertex Pharmaceuticals, Inc. (c)	16,605	5,891,620
		21,212,508
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	13,490	1,406,872
Boston Scientific Corp. (c)	219,006	12,240,245
Inspire Medical Systems, Inc. (c)	1,825	265,191
Intuitive Surgical, Inc. (c)	16,429	5,106,790
Penumbra, Inc. (c)	8,408	1,867,333
Stryker Corp.	29,852	8,846,043
		29,732,474
Health Care Providers & Services - 2.5%
agilon health, Inc. (c)	57,303	608,558
Cencora, Inc.	36,077	7,336,979
Cigna Group	18,108	4,760,231
CVS Health Corp.	36,248	2,463,052
Humana, Inc.	1,005	487,284
Surgery Partners, Inc. (c)	111,502	3,651,691
UnitedHealth Group, Inc.	42,057	23,256,259
		42,564,054
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (c)	16,262	707,722
Danaher Corp.	5,594	1,249,196
Gerresheimer AG	13,487	1,275,010
Thermo Fisher Scientific, Inc.	2,054	1,018,291
		4,250,219
Pharmaceuticals - 2.0%
AstraZeneca PLC sponsored ADR	83,348	5,383,447
Eli Lilly & Co.	26,604	15,724,028
Indivior PLC (c)	104,976	1,706,947
Merck & Co., Inc.	91,964	9,424,471
Royalty Pharma PLC	61,077	1,653,354
		33,892,247
TOTAL HEALTH CARE		131,651,502
INDUSTRIALS - 5.4%
Aerospace & Defense - 1.2%
Howmet Aerospace, Inc.	42,380	2,229,188
Lockheed Martin Corp.	12,398	5,551,452
Northrop Grumman Corp.	4,446	2,112,561
RTX Corp.	15,051	1,226,355
Space Exploration Technologies Corp. Class A (c)(d)(e)	2,000	162,000
The Boeing Co. (c)	26,183	6,064,768
TransDigm Group, Inc.	2,914	2,805,803
		20,152,127
Air Freight & Logistics - 0.1%
FedEx Corp.	7,423	1,921,295
Building Products - 0.4%
Trane Technologies PLC	31,330	7,062,095
Construction & Engineering - 0.1%
Quanta Services, Inc.	4,700	885,057
Electrical Equipment - 0.6%
AMETEK, Inc.	40,882	6,346,113
Eaton Corp. PLC	17,529	3,991,178
		10,337,291
Ground Transportation - 0.9%
CSX Corp.	104,664	3,380,647
Old Dominion Freight Lines, Inc.	11,648	4,531,771
Uber Technologies, Inc. (c)	56,644	3,193,589
Union Pacific Corp.	16,000	3,604,320
		14,710,327
Industrial Conglomerates - 0.4%
General Electric Co.	56,230	6,848,814
Machinery - 1.6%
Caterpillar, Inc.	15,012	3,763,809
Deere & Co.	3,982	1,451,081
Dover Corp.	31,693	4,473,784
Fortive Corp.	66,305	4,573,719
Ingersoll Rand, Inc.	70,385	5,027,601
Parker Hannifin Corp.	16,397	7,102,852
		26,392,846
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	22,743	839,899
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc.	117,691	1,246,348
TOTAL INDUSTRIALS		90,396,099
INFORMATION TECHNOLOGY - 16.9%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	36,647	3,334,511
IT Services - 0.8%
Capgemini SA	12,812	2,621,822
EPAM Systems, Inc. (c)	7,309	1,887,111
Infosys Ltd. sponsored ADR	55,740	978,237
MongoDB, Inc. Class A (c)	8,588	3,570,375
Shopify, Inc. Class A (c)	5,654	411,724
Snowflake, Inc. (c)	8,553	1,605,227
Twilio, Inc. Class A (c)	22,400	1,448,832
Wix.com Ltd. (c)	12,903	1,309,655
		13,832,983
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (c)	36,228	4,389,384
ASML Holding NV (Netherlands)	4,569	3,113,895
GaN Systems, Inc. (e)	9,316	938
GaN Systems, Inc. (e)	9,316	0
Marvell Technology, Inc.	45,688	2,546,192
Micron Technology, Inc.	88,335	6,724,060
NVIDIA Corp.	78,146	36,548,884
NXP Semiconductors NV	16,509	3,369,157
ON Semiconductor Corp. (c)	10,622	757,667
Renesas Electronics Corp. (c)	113,601	1,979,947
SolarEdge Technologies, Inc. (c)	19,411	1,540,845
Taiwan Semiconductor Manufacturing Co. Ltd.	218,506	3,977,078
		64,948,047
Software - 8.2%
Adobe, Inc. (c)	20,657	12,621,634
Autodesk, Inc. (c)	15,464	3,377,802
CCC Intelligent Solutions Holdings, Inc. (c)(d)	3,671	42,877
Elastic NV (c)	15,645	1,257,232
Five9, Inc. (c)	21,752	1,657,937
HubSpot, Inc. (c)	6,612	3,265,865
Intuit, Inc.	13,313	7,607,847
Microsoft Corp.	235,942	89,400,780
Salesforce, Inc. (c)	39,415	9,928,639
Stripe, Inc. Class B (c)(d)(e)	1,800	39,618
Synopsys, Inc. (c)	8,837	4,800,524
Tenable Holdings, Inc. (c)	23,680	980,115
Workday, Inc. Class A (c)	11,128	3,012,572
		137,993,442
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	324,135	61,569,443
Samsung Electronics Co. Ltd.	37,985	2,127,405
		63,696,848
TOTAL INFORMATION TECHNOLOGY		283,805,831
MATERIALS - 1.4%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	4,827	1,305,945
Cabot Corp.	8,122	616,460
Celanese Corp. Class A	7,688	1,066,018
Chemtrade Logistics Income Fund	49,472	317,187
Corteva, Inc.	21,078	952,726
Dow, Inc.	29,770	1,540,598
DuPont de Nemours, Inc.	14,369	1,027,958
Linde PLC	17,354	7,180,565
LyondellBasell Industries NV Class A	10,435	992,369
Nutrien Ltd.	4,370	233,741
Olin Corp.	7,618	359,113
The Chemours Co. LLC	26,236	719,653
The Mosaic Co.	12,500	448,625
Tronox Holdings PLC	39,315	501,266
Westlake Corp.	3,258	418,295
		17,680,519
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,321	613,723
Vulcan Materials Co.	2,864	611,636
		1,225,359
Containers & Packaging - 0.1%
Aptargroup, Inc.	4,690	595,114
Crown Holdings, Inc.	1,427	122,736
Greif, Inc. Class A	8,239	575,906
		1,293,756
Metals & Mining - 0.2%
Arch Resources, Inc.	430	71,363
First Quantum Minerals Ltd.	11,209	91,773
Franco-Nevada Corp.	3,263	365,460
Freeport-McMoRan, Inc.	52,436	1,956,912
Ivanhoe Mines Ltd. (c)	38,439	343,046
Nucor Corp.	4,530	769,964
		3,598,518
TOTAL MATERIALS		23,798,152
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	565	61,811
American Tower Corp.	14,373	3,000,795
COPT Defense Properties (SBI)	14,858	359,564
Crown Castle International Corp.	13,840	1,623,155
CubeSmart	3,817	151,764
Digital Realty Trust, Inc.	15,217	2,111,815
Equinix, Inc.	4,034	3,287,750
Equity Lifestyle Properties, Inc.	23,920	1,700,712
Essex Property Trust, Inc.	5,463	1,166,132
Extra Space Storage, Inc.	546	71,073
Invitation Homes, Inc.	41,330	1,378,769
Mid-America Apartment Communities, Inc.	13,156	1,637,659
Omega Healthcare Investors, Inc.	10,048	319,024
Prologis (REIT), Inc.	29,020	3,335,269
Simon Property Group, Inc.	10,166	1,269,632
Ventas, Inc.	18,638	854,366
Welltower, Inc.	23,101	2,058,299
		24,387,589
UTILITIES - 1.5%
Electric Utilities - 1.2%
Constellation Energy Corp.	22,215	2,688,904
Duke Energy Corp.	8,312	767,031
Edison International	17,564	1,176,612
Entergy Corp.	8,985	911,169
FirstEnergy Corp.	25,384	937,685
NextEra Energy, Inc.	65,088	3,808,299
NRG Energy, Inc.	18,013	861,742
PG&E Corp.	155,087	2,662,844
PPL Corp.	44,629	1,165,709
Southern Co.	62,664	4,447,891
		19,427,886
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	39,180	674,288
Multi-Utilities - 0.3%
Dominion Energy, Inc.	7,973	361,496
NiSource, Inc.	35,479	909,682
Sempra	38,586	2,811,762
		4,082,940
Water Utilities - 0.0%
American Water Works Co., Inc.	4,472	589,588
TOTAL UTILITIES		24,774,702
TOTAL COMMON STOCKS (Cost $793,570,177)		1,027,549,908

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd. Series E1 (c)(d)(e)	1,863	435,290

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(c)(d)(e)	1,784	52,717
Series B2(c)(d)(e)	1,176	37,950
		90,667
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (c)(d)(e)	731	65,819

TOTAL INDUSTRIALS		156,486

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (c)(d)(e)	6,103	120,229

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(d)(e)	18,600	187,488
Xsight Labs Ltd. Series D (c)(d)(e)	6,632	29,910
		217,398
Software - 0.1%
Algolia, Inc. Series D (c)(d)(e)	3,612	46,053
Bolt Technology OU Series E (c)(d)(e)	957	109,545
Databricks, Inc.:
Series G(c)(d)(e)	444	32,634
Series H(c)(d)(e)	2,574	189,189
Skyryse, Inc. Series B (c)(d)(e)	7,300	174,616
Stripe, Inc. Series H (c)(d)(e)	2,037	44,834
		596,871
TOTAL INFORMATION TECHNOLOGY		934,498

TOTAL CONVERTIBLE PREFERRED STOCKS		1,526,274
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (c)(e)	12,063	105,913

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (c)(d)(e)	3,298	41,225

TOTAL NONCONVERTIBLE PREFERRED STOCKS		147,138
TOTAL PREFERRED STOCKS (Cost $1,791,443)		1,673,412

U.S. Treasury Obligations - 0.1%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.32% to 5.4% 12/7/23 to 2/29/24 (g) (Cost $1,812,774)	1,830,000	1,812,806

Fixed-Income Funds - 36.9%
	Shares	Value ($)
Fidelity Investment Grade Bond Central Fund (h) (Cost $681,314,415)	6,463,849	618,267,152

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (i)	47,343,096	47,352,565
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	2,979,577	2,979,875
TOTAL MONEY MARKET FUNDS (Cost $50,332,439)		50,332,440

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $1,528,821,248)	1,699,635,718
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(21,903,254)
NET ASSETS - 100.0%	1,677,732,464

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	70	Dec 2023	16,018,625	606,685	606,685

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,186,446 or 0.1% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,614,392 or 0.2% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,812,806.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	80,344

ABL Space Systems Series B2	10/22/21	79,963

Algolia, Inc. Series D	7/23/21	105,633

Astera Labs, Inc. Series C	8/24/21	62,529

Astranis Space Technologies Corp. Series C	3/19/21	133,783

Beta Technologies, Inc. Series A	4/09/21	53,560

Bolt Technology OU Series E	1/03/22	248,626

ByteDance Ltd. Series E1	11/18/20	204,137

Cazoo Group Ltd.	3/28/21	57,000

CCC Intelligent Solutions Holdings, Inc.	2/02/21	36,710

Databricks, Inc. Series G	2/01/21	26,250

Databricks, Inc. Series H	8/31/21	189,148

Epic Games, Inc.	3/29/21	161,070

Gupshup, Inc.	6/08/21	75,409

Skyryse, Inc. Series B	10/21/21	180,164

Space Exploration Technologies Corp. Class A	2/16/21	83,998

Starling Bank Ltd. Series D	6/18/21	326,861

Stripe, Inc. Class B	5/18/21	72,231

Stripe, Inc. Series H	3/15/21 - 5/25/23	81,735

Xsight Labs Ltd. Series D	2/16/21	53,029

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	23,108,138	78,495,367	54,250,940	296,098	-	-	47,352,565	0.1%
Fidelity Investment Grade Bond Central Fund	587,007,125	35,185,525	-	6,077,357	-	(3,925,498)	618,267,152	1.6%
Fidelity Securities Lending Cash Central Fund 5.39%	1,008,450	7,195,877	5,224,452	2,472	-	-	2,979,875	0.0%
Total	611,123,713	120,876,769	59,475,392	6,375,927	-	(3,925,498)	668,599,592

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.